STADION INVESTMENT TRUST
1061 Cliff Dawson Road
Watkinsville, Georgia 30677

June 14, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Stadion Investment Trust (the “Trust”) (File Nos. 333-103714 and 811-21317) on behalf of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund and Stadion Alternative Income Fund (each, a “Fund” and together, the “Funds”)

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, is Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding a new class of shares, Class T shares, to each Fund. Because we believe this filing does not include any other material changes, apart from the new Class T shares, we request that the Staff of the Securities and Exchange Commission provide a review of the Amendment limited only to the disclosure regarding the new Class T shares.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner